INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
INCOME TAXES
10	INCOME TAXES

Under the current laws of the Cayman Islands, Tarena International is not subject to tax on its income or capital gains. For the period from its inception on October 22, 2012 to December 31, 2016, Tarena HK did not have any assessable profits arising in or derived from HK SAR. Tarena International’s PRC subsidiaries and consolidated VIEs and the subsidiaries of the VIEs file separate tax returns in the PRC. Effective from January 1, 2008, the PRC statutory income tax rate is 25% according to the Corporate Income Tax (“CIT”) Law which was passed by the National People’s Congress on March 16, 2007.

Under the CIT Law, entities that qualify as “Advanced and New Technology Enterprise” (“ANTE”) are entitled to a preferential income tax rate of 15%. In 2009, the WOFE qualified as an ANTE, which entitled it to the preferential income tax rate of 15% from January 1, 2009 to December 31, 2011. In 2012, the WOFE renewed its ANTE qualification, which entitled it to the preferential income tax rate of 15% from January 1, 2012 to December 31, 2014. In 2015, the WOFE renewed its ANTE qualification, which entitled it to the preferential income tax rate of 15% from January 1, 2015 to December 31, 2017.

Tarena Software Technology (Hangzhou) Co., Ltd. (“Tarena Hangzhou”) was established in 2013 and qualified as an eligible software enterprise. As a result of this qualification, it is entitled to a tax holiday of a two-year full exemption followed by a three-year 50% exemption, commencing from the year in which its taxable income is greater than zero. As a result, its income tax rates for the years ended December 31, 2014, 2015 and 2016 were nil, nil and 12.5%, respectively.

In 2016, Tarena Hangzhou acquired Hanru Education& Technology Co., Ltd. (“Hanru Hangzhou”), which was qualified as an eligible software enterprise, and was entitled to a tax holiday of a two-year full exemption followed by a three-year 50% exemption, commencing from the year in which its taxable income is greater than zero. As a result, the income tax rate of Hanru Hangzhou for the year ended December 31, 2016 was nil.

Certain Tarena International’s subsidiaries and branches qualified as “Small Profit Enterprises” in 2014, 2015 and 2016, and therefore are subject to the preferential income tax rate of 20%.

According to the approvals from the tax authorities in certain locations in the PRC, Tarena International’s subsidiaries and consolidated VIEs and the subsidiaries of the VIEs that are based in these locations are required to use the deemed profit method to determine their income tax. Under the deemed profit method, these subsidiaries are subject to income tax at 25% on its deemed profit which is calculated based on revenues less deemed expenses equal to 85% and 90% of revenues.

The components of income before income taxes are as follows:

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
PRC	146,570	200,789	272,745
Hong Kong	(1,964)	(1,908)	(573)
Cayman Islands	22,039	(16,154)	(11,542)
Total income before income taxes	166,645	182,727	260,630

Income tax expense consists of the following:

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Current income tax expense	18,985	25,581	37,671
Deferred income tax benefit	(4,190)	(21,614)	(18,895)
Total	14,795	3,967	18,776

The actual income tax expense reported in the consolidated statements of comprehensive income for each of the years ended December 31, 2014, 2015 and 2016 differs from the amount computed by applying the PRC statutory income tax rate to income before income taxes due to the following:

	Year Ended December 31,
	2014	2015	2016
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Cayman and HK entities not subject to income taxes	(3.0)%	2.5%	1.2%
Research and development bonus deduction	(2.7)%	(3.3)%	(2.7)%
Non-deductible selling, general and administrative expenses
Share based compensation	3.8%	4.5%	6.5%
Other non-deductible selling, general and administrative expenses	0.5%	0.6%	0.1%
ANTE preferential tax rate	(1.0)%	0.1%	(0.7)%
Tarena Hangzhou preferential tax rate	(0.1)%	0.7%	0.5%
Change in valuation allowance	6.4%	3.1%	2.5%
Tarena Hangzhou and Hanru Hangzhou tax holiday	(20.0)%	(31.1)%	(25.2)%
Others	0.0%	0.1%	0.0%
Actual income tax expense	8.9%	2.2%	7.2%

Basic earnings per Class A ordinary share and Class B ordinary share effect of the Company’s tax holiday for the year ended December 31, 2014, 2015 and 2016 was RMB0.81, RMB1.06 and RMB1.18, respectively.

Diluted earnings per Class A ordinary share and Class B ordinary share effect of the Company’s tax holiday for the year ended December 31, 2014, 2015 and 2016 was RMB0.70, RMB0.97 and RMB1.11, respectively.

The principal components of deferred income tax assets are as follows:

	December 31,
	2015	2016
	RMB	RMB
Deferred income tax assets:
Accounts receivable	34,616	47,126
Tax loss carry forwards	7,065	9,984
Advertising expense	13,666	23,401
Accrued expenses and other current liabilities	-	123
Total deferred income tax assets	55,347	80,634
Valuation allowance	(20,115)	(26,507)
Deferred income tax assets, net	35,232	54,127

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at the beginning of the year	3,647	14,362	20,115
Additions of valuation allowance	11,198	9,069	13,076
Reduction of valuation allowance	(483)	(3,316)	(6,684)
Balance at the end of the year	14,362	20,115	26,507

The valuation allowance as of December 31, 2015 and 2016 was primarily provided for the deferred income tax assets of certain Tarena International’s PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs, which were at cumulative loss positions. In assessing the realization of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment. As of December 31, 2016, the Company had tax losses carryforwards of RMB 39,936. Tax losses of RMB227, RMB11,053, RMB8,165 and RMB20,491 will expire, if unused, by 2018, 2019, 2020 and 2021, respectively.

The CIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC that are related to earnings accumulated beginning on January 1, 2008. Dividends relating to undistributed earnings generated prior to January 1, 2008 are exempt from such withholding income tax.

The Company has considered temporary differences on the book to tax differences pertaining to all investment in subsidiaries including the determination of the indefinite reinvestment assertion that would apply to each foreign subsidiary. The Company evaluated each entity’s historical, current business environment and plans to indefinitely reinvest all earnings accumulated in its respective jurisdiction for purpose of future business expansion.

Due to the plan to indefinitely reinvest its earnings in the PRC, the Company has not provided for deferred income tax liabilities on undistributed earnings of RMB604,218 and RMB937,735 as of December 31, 2015 and 2016, respectively. It is not practicable to estimate the unrecognized deferred income tax liabilities thereof.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2014, 2015 and 2016 is as follows:

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of year	18,764	36,921	53,404
Increase related to current year tax positions	35,436	51,050	66,122
Settlement	(17,279)	(34,567)	(49,704)
Balance at end of year	36,921	53,404	69,822

RMB49,198 and RMB69,263 of unrecognized tax benefits as of December 31, 2015 and 2016, if recognized, would affect the effective tax rate. No interest and penalty expenses were recorded for the years ended December 31, 2014, 2015 or 2016. RMB42,489 and RMB62,665 of unrecognized tax benefits as of December 31, 2015 and 2016 were included in income taxes payable. RMB3,700 and RMB3,700 of unrecognized tax benefits as of December 31, 2015 and 2016 were included in other non-current liabilities. The remaining RMB7,215 and RMB3,457 unrecognized tax benefit as of December 31, 2015 and 2016, respectively were presented as a reduction of the deferred income tax assets for tax loss carry forwards since the uncertain tax position would reduce the tax loss carry forwards under the tax law. The unrecognized tax benefits represent the estimated income tax expenses the Company would be required to pay should its revenue for tax purposes be recognized in accordance with current PRC tax laws and regulations. Management believes that it is reasonably possible that RMB66,122 unrecognized tax benefits as of December 31, 2016 will be recognized in the next twelve months as a result of such revenue being reported in the income tax filing during the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of Tarena International’s PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs for the years from 2012 to 2016 are open to examination by the PRC tax authorities.